Note 1 - Organization and Operations (Details)	12 Months Ended	0 Months Ended
	Dec. 31, 2014	Mar. 15, 2012
Note 1 - Organization and Operations (Details) [Line Items]
Number Of Other Non Operating Subsidiaries Entity Has Interest	3
Member Interest as Percentage in Managed Wells	25.00%
Pipeline Inspection and Integrity Services [Member] | CANADA
Note 1 - Organization and Operations (Details) [Line Items]
Number of Wholly Owned Subsidiaries	2
Common Units [Member] | Tir Entities [Member] | Cypress Energy Holdings Llc and Affiliates [Member]
Note 1 - Organization and Operations (Details) [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in Shares)	929,250
Common Units [Member] | Cypress Energy Holdings II Llc [Member]
Note 1 - Organization and Operations (Details) [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in Shares)	671,250
Subordinated Units [Member] | Tir Entities [Member] | Cypress Energy Holdings Llc and Affiliates [Member]
Note 1 - Organization and Operations (Details) [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in Shares)	929,250
Subordinated Units [Member] | Cypress Energy Holdings II Llc [Member]
Note 1 - Organization and Operations (Details) [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in Shares)	4,983,750
North Dakota [Member]
Note 1 - Organization and Operations (Details) [Line Items]
Number Of Commercial Saltwater Disposal Facilities	8
Texas [Member]
Note 1 - Organization and Operations (Details) [Line Items]
Number Of Commercial Saltwater Disposal Facilities	2
Tir Entities [Member] | Cypress Energy Holdings Llc and Affiliates [Member]
Note 1 - Organization and Operations (Details) [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest	50.10%
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest	15.70%
Ownership Interests Not Contributed To Partnership	49.90%
SBG Energy Services, LLC [Member] | Cypress Energy Partners Llc [Member]
Note 1 - Organization and Operations (Details) [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired by Third Party		100.00%
Number of Businesses Acquired		7
Cypress Energy Holdings II Llc [Member]
Note 1 - Organization and Operations (Details) [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest	100.00%
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest	47.80%
Cypress Energy Services Llc [Member]
Note 1 - Organization and Operations (Details) [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest	51.00%
Additional Saltwater Disposal Facilities	3